Decommissioning and Other Provisions - Decommissioning and Restoration - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash amount	$ 1,700,000,000
Increase (decrease) in PP&E	31,000,000	$ (123,000,000)
Reversal of impairment loss	(21,000,000)	(102,000,000)
Revisions in discount rates	52,000,000	(225,000,000)
Increase (decrease) through change in estimated cash flows	(89,000,000)	100,000,000
Onerous contract provisions	0	0	$ (14,000,000)
Gas
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	34,000,000	46,000,000
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued				$ 147	$ 147
Alberta Mine | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	188,000,000	187,000,000
Minimum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	6.0	7.0
Maximum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	0.090	9.7
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	52,000,000	225,000,000
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in PP&E	55,000,000	49,000,000
Revisions in discount rates	52,000,000	(225,000,000)
Increase (decrease) through change in estimated cash flows	$ (89,000,000)	$ 95,000,000